Note 12 - (Loss) Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net (loss) / income	$ 1,119,735	$ 849,701	$ (10,141,353)
Dividends to Series B preferred shares	(565,229)
Net (loss) / income attributable to common shareholders	$ 554,506	$ 849,701	$ (10,141,353)
Weighted average common shares - outstanding (in shares)	2,232,821	2,213,505	1,633,141
Basic and diluted (loss) / earnings per share (in dollars per share)	$ 0.25	$ 0.38	$ (6.21)